UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Emerging Markets Equity Fund
(formerly DWS Emerging Markets Equity Fund)
	Shares	Value ($)
Common Stocks 91.1%
Brazil 4.7%
Ambev SA	51,000	352,251
BR Malls Participacoes SA	31,000	267,813
BR Properties SA	35,000	216,441
BRF SA	20,000	489,256
CETIP SA - Mercados Organizados	21,300	297,989
Cosan SA Industria e Comercio	51,500	843,749
CPFL Energia SA	46,000	401,454
Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,600	319,132
Duratex SA	48,400	178,560
Hypermarcas SA*	36,000	287,048
Souza Cruz SA	57,200	530,967
Transmissora Alianca de Energia Eletrica SA (Units)	28,800	259,470

(Cost $4,842,963)		4,444,130
China 15.7%
Anhui Conch Cement Co., Ltd. "H" (a)	260,000	985,238
Baidu, Inc. (ADR)*	3,500	756,175
China CNR Corp., Ltd. "H"*	1,400,000	1,158,210
China Construction Bank Corp. "H"	2,448,000	1,889,242
China Merchants Bank Co., Ltd. "H"	379,000	771,485
CITIC Securities Co., Ltd. "H"	420,000	1,054,460
Industrial & Commercial Bank of China Ltd. "H"	2,897,315	1,989,395
PetroChina Co., Ltd. "H"	1,478,824	1,936,134
Ping An Insurance (Group) Co. of China Ltd. "H"	230,000	1,963,128
Tencent Holdings Ltd.	93,000	1,502,466
Zhuzhou CSR Times Electric Co., Ltd. "H"	210,000	722,440

(Cost $13,297,927)		14,728,373
Czech Republic 0.3%
CEZ AS (Cost $281,450)	9,600	272,739
Hong Kong 4.6%
China Mobile Ltd.	140,000	1,548,577
China Overseas Land & Investment Ltd.	365,000	1,111,153
China Unicom (Hong Kong) Ltd.	600,000	1,047,950
Chow Tai Fook Jewellery Group Ltd.	430,000	624,471

(Cost $3,910,519)		4,332,151
India 7.0%
Cairn India Ltd.	330,000	1,724,270
Coal India Ltd.	182,386	1,102,034
Dr. Reddy's Laboratories Ltd.	15,300	712,145
Hero MotoCorp Ltd.	15,300	657,189
Infosys Ltd.	7,100	393,612
Tata Motors Ltd.	37,000	273,453
Tech Mahindra Ltd.	39,041	1,392,731
Yes Bank Ltd.	37,000	328,632

(Cost $5,684,758)		6,584,066
Indonesia 0.8%
PT Indofood Sukses Makmur Tbk (Cost $788,645)	1,315,000	786,864
Korea 17.4%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,200	433,803
Hankook Tire Co., Ltd.	14,500	797,156
Hankook Tire Worldwide Co., Ltd.	86,573	1,919,305
Hyundai Engineering & Construction Co., Ltd.	11,400	696,074
Hyundai Mobis	9,530	2,834,359
Hyundai Motor Co.	3,830	911,984
Korea Electric Power Corp.	9,700	396,096
Korea Zinc Co., Ltd.	800	322,067
LG Chem Ltd.	5,200	1,454,200
LG Display Co., Ltd.*	9,900	325,516
LG Innotek Co., Ltd.*	23,380	2,832,923
Samsung Electronics Co., Ltd.	2,670	3,478,886

(Cost $12,314,760)		16,402,369
Macau 0.7%
Sands China Ltd. (Cost $657,745)	93,000	682,639
Malaysia 2.8%
Axiata Group Bhd.	129,000	280,707
Genting Malaysia Bhd.	193,000	265,000
SapuraKencana Petroleum Bhd.	184,000	247,533
Sime Darby Bhd.	446,000	1,325,343
Tenaga Nasional Bhd.	122,000	473,696

(Cost $2,423,061)		2,592,279
Mexico 5.8%
Alfa SAB "A"	95,000	259,417
America Movil SAB de CV "L"	1,289,000	1,522,034
Arca Continental SAB de CV	74,000	523,150
Cemex SAB de CV (Units)	502,320	631,890
Fibra Uno Administracion SA de CV (REIT)	280,000	983,389
Grupo Mexico SAB de CV "B"	346,000	1,231,153
Kimberly-Clark de Mexico SAB de CV "A"	110,000	279,077

(Cost $4,962,679)		5,430,110
Philippines 1.2%
Ayala Corp.	57,200	865,362
SM Prime Holdings, Inc.	820,000	288,276

(Cost $1,111,789)		1,153,638
Poland 1.1%
KGHM Polska Miedz SA	10,100	415,152
Polski Koncern Naftowy Orlen SA	18,000	212,266
Tauron Polska Energia SA*	251,000	407,023

(Cost $1,058,321)		1,034,441
Russia 4.6%
LUKOIL OAO (ADR)	5,000	279,000
Magnit OJSC (GDR) REG S	40,500	2,389,500
MegaFon OAO (GDR)	8,200	229,600
Mobile Telesystems OJSC (ADR)	14,500	259,985
NovaTek OAO (GDR) REG S	1,900	197,315
Rostelecom*	112,000	275,229
Sberbank of Russia*	336,000	692,149

(Cost $3,775,683)		4,322,778
South Africa 7.0%
African Rainbow Minerals Ltd.	50,700	938,841
Aspen Pharmacare Holdings Ltd.	73,000	1,973,343
FirstRand Ltd.	73,000	293,815
MTN Group Ltd.	27,000	556,939
Naspers Ltd. "N"	5,200	638,662
RMB Holdings Ltd.	84,000	437,153
Shoprite Holdings Ltd.	28,400	428,185
The Foschini Group Ltd.	61,000	666,908
Woolworths Holdings Ltd.	82,700	639,177

(Cost $5,776,124)		6,573,023
Taiwan 12.4%
Advanced Semiconductor Engineering, Inc.	301,000	358,383
Asia Cement Corp.	702,470	976,703
Catcher Technology Co., Ltd.	80,000	654,416
China Airlines Ltd.*	2,819,000	954,951
CTBC Financial Holding Co., Ltd.	2,600,507	1,825,214
Hon Hai Precision Industry Co., Ltd.	177,000	604,612
MediaTek, Inc.	34,600	536,892
Taiwan Cement Corp.	186,000	275,928
Taiwan Semiconductor Manufacturing Co., Ltd.	1,261,000	5,066,257
Uni-President Enterprises Corp.	218,000	415,883

(Cost $9,083,108)		11,669,239
Thailand 0.4%
Bangkok Bank PCL (Foreign Registered) (Cost $432,164)	65,000	397,214
Turkey 1.8%
Eregli Demir ve Celik Fabrikalari TAS	454,977	956,160
Turk Hava Yollari*	126,000	376,155
Turkiye Vakiflar Bankasi Tao "D"	154,000	359,472

(Cost $1,231,771)		1,691,787
United Kingdom 2.1%
Old Mutual PLC	158,000	519,938
Rio Tinto Ltd.	24,000	1,462,657

(Cost $1,763,557)		1,982,595
United States 0.7%
Samsonite International SA (Cost $662,244)	200,000	622,896

Total Common Stocks (Cost $74,059,268)		85,703,331
Preferred Stocks 4.9%
Brazil
Banco Bradesco SA	19,600	299,000
Companhia Energetica de Minas Gerais	49,901	406,246
Gerdau SA	39,000	229,488
Itau Unibanco Holding SA	174,680	2,702,487
Klabin SA	255,000	252,893
Usinas Siderurgicas de Minas Gerais SA "A"*	211,000	748,672

Total Preferred Stocks (Cost $4,475,511)		4,638,786
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $800,000)	800,000	800,000
Cash Equivalents 1.5%
Central Cash Management Fund, 0.06% (b) (Cost $1,366,511)	1,366,511	1,366,511

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,701,290) †	98.3	92,508,628
Other Assets and Liabilities, Net	1.7	1,584,895

Net Assets	100.0	94,093,523

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $80,930,654.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $11,577,974.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,005,205 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,427,231.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $757,875, which is 0.8% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At July 31, 2014 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	21,472,512	23.8%
Information Technology	17,902,869	19.8%
Materials	11,059,602	12.2%
Consumer Discretionary	9,933,026	11.0%
Energy	6,542,301	7.2%
Consumer Staples	6,482,181	7.2%
Industrials	5,926,393	6.6%
Telecommunication Services	5,721,021	6.3%
Health Care	2,685,488	3.0%
Utilities	2,616,724	2.9%
Total	90,342,117	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$4,444,130	$—	$—	$4,444,130
China	756,175	13,972,198	—	14,728,373
Czech Republic	—	272,739	—	272,739
Hong Kong	—	4,332,151	—	4,332,151
India	—	6,584,066	—	6,584,066
Indonesia	—	786,864	—	786,864
Korea	—	16,402,369	—	16,402,369
Macau	—	682,639	—	682,639
Malaysia	—	2,592,279	—	2,592,279
Mexico	5,430,110	—	—	5,430,110
Philippines	—	1,153,638	—	1,153,638
Poland	—	1,034,441	—	1,034,441
Russia	3,355,400	967,378	—	4,322,778
South Africa	—	6,573,023	—	6,573,023
Taiwan	—	11,669,239	—	11,669,239
Thailand	—	397,214	—	397,214
Turkey	—	1,691,787	—	1,691,787
United Kingdom	—	1,982,595	—	1,982,595
United States	—	622,896	—	622,896
Preferred Stocks (d)	4,638,786	—	—	4,638,786
Short-Term Investments (d)	2,166,511	—	—	2,166,511

Total	$20,791,112	$71,717,516	$—	$92,508,628

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014